Label	Element	Value
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MERIDIAN HEDGED EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year after the date of this prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes’ shares have higher expenses than the Investor Class shares, which would have resulted in lower performance.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund’s historical performance and provides an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-446-6662
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.arrowmarkpartners.com/meridian
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 21.54% (for the quarter ended June 30, 2020); and the lowest quarterly return was –18.51% (for the quarter ended December 31, 2018).
For the period January 1, 2024 through September 30, 2024, the total return of the Fund’s Investor Class shares was 13.00%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are only shown for Investor Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Small and Medium Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Large Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Investment Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital along with income as a component of total return. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Sector Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in the information technology (IT) sector and, therefore, the Fund’s performance could be negatively impacted by events affecting this sector.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Information Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Information Technology Sector Risk — Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Options Risk — The success of the Fund’s investment in options depends upon many factors, such as the price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors. These factors may change rapidly over time.
The principal risk associated with writing put options, is that the Fund assumes the risk that it will have to purchase the underlying security at an exercise price that may be higher than the market price of the security. If the market price of the underlying security declines, the Fund would expect to suffer a loss. However, the premium the Fund received for writing the put should offset a portion of the decline.
The principal risk associated with purchasing options is that price valuations or market movements may not justify purchasing the options, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid (i.e., incur the cost of the options but not the attendant benefits).
The principal risk associated with writing covered call options is that the Fund will be required to sell the underlying security (i.e., have the security “called”) and, therefore, will not participate in gains if the stock price exceeds the exercise price generally at the expiration date of the option.
The Fund’s investment in options may also result in reduced flexibility in purchases and sales of portfolio securities. Because the Fund may hold the securities underlying the options held or sold by the Fund, the Fund may be less likely to sell such securities in its portfolio to take advantage of new investment opportunities.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk — Investments in foreign securities, including securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities because there are too few buyers for them.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | High Yield Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be smaller and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk — The Fund may not be able to pay distributions or may have to reduce its distribution level if the amount of dividends and/or interest received by the Fund on the securities it holds declines or is insufficient to pay such distributions.

Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[1]
Fee Waivers and/or Expense Reimbursements and Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment	rr_NetExpensesOverAssets	1.53%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 722
3 Years	rr_ExpenseExampleYear03	1,082
5 Years	rr_ExpenseExampleYear05	1,466
10 Years	rr_ExpenseExampleYear10	2,538
1 Year	rr_ExpenseExampleNoRedemptionYear01	722
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,082
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,538
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Year	rr_AverageAnnualReturnYear05	14.13%
10 Year	rr_AverageAnnualReturnYear10	10.87%
Life of Class	rr_AverageAnnualReturnSinceInception	10.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[1]
Fee Waivers and/or Expense Reimbursements and Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment	rr_NetExpensesOverAssets	2.28%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 331
3 Years	rr_ExpenseExampleYear03	768
5 Years	rr_ExpenseExampleYear05	1,331
10 Years	rr_ExpenseExampleYear10	2,591
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	768
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,591
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Year	rr_AverageAnnualReturnYear05	15.01%
10 Year	rr_AverageAnnualReturnYear10
Life of Class	rr_AverageAnnualReturnSinceInception	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Fee Waivers and/or Expense Reimbursements and Recoupment	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment	rr_NetExpensesOverAssets	1.28%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	1,731
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	444
5 Years	rr_ExpenseExampleNoRedemptionYear05	780
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,731
2014	rr_AnnualReturn2014	5.21%
2015	rr_AnnualReturn2015	(1.04%)
2016	rr_AnnualReturn2016	11.08%
2017	rr_AnnualReturn2017	27.71%
2018	rr_AnnualReturn2018	(0.96%)
2019	rr_AnnualReturn2019	45.14%
2020	rr_AnnualReturn2020	25.90%
2021	rr_AnnualReturn2021	15.11%
2022	rr_AnnualReturn2022	(16.62%)
2023	rr_AnnualReturn2023	18.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return of the Fund’s
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.51%)
1 Year	rr_AverageAnnualReturnYear01	18.94%
5 Year	rr_AverageAnnualReturnYear05	15.86%
10 Year	rr_AverageAnnualReturnYear10	11.81%
Life of Class	rr_AverageAnnualReturnSinceInception	11.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Year	rr_AverageAnnualReturnYear05	11.23%
10 Year	rr_AverageAnnualReturnYear10	8.55%
Life of Class	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%	[4]
5 Year	rr_AverageAnnualReturnYear05	11.56%	[4]
10 Year	rr_AverageAnnualReturnYear10	8.67%	[4]
Life of Class	rr_AverageAnnualReturnSinceInception	8.75%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[4]
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%	[5]
5 Year	rr_AverageAnnualReturnYear05	15.69%	[5]
10 Year	rr_AverageAnnualReturnYear10	12.03%	[5]
Life of Class	rr_AverageAnnualReturnSinceInception	12.25%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015	[5]
Class A, Class C and Investor Class | MERIDIAN HEDGED EQUITY FUND | Cboe S&P 500 BuyWrite Index (BXM)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%	[6]
5 Year	rr_AverageAnnualReturnYear05	6.08%	[6]
10 Year	rr_AverageAnnualReturnYear10	5.58%	[6]
Life of Class	rr_AverageAnnualReturnSinceInception	5.20%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015	[6]

[1]
Please note that Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of Operating Expenses Before Waivers/Reimbursements/Reductions to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2]
For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the recapture.

[3]
The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Hedged Equity Fund so that the ratio of expenses to average net assets of the Meridian Hedged Equity Fund (excluding Acquired Fund Fees and Expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) does not exceed 1.50% for Class A, 2.25% for Class C and 1.25% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus without the consent of the Board of Directors.

[4]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

[5]	Broad-based securities market index.
[6]	Additional index.